Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income (loss)	$ 1,306,153	$ (4,204,323)	$ (6,460)	$ (1,874,080)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	(1,224,597)	3,278,758	197,516	1,975,156
Offering costs allocated to warrant liability	19,946
Interest earned on marketable securities held in Trust Account	(295,788)	(27,537)	(757,577)	(787,350)
Unrealized gain on marketable securities held in Trust Account	(227)		2,594	(2,056)
Deferred tax benefit	48	(432)	(592)	384
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(176,859)	(132,988)	37,870	77,134
Accounts payable and accrued expenses	126,891	116,998	(16,764)	20,939
Income taxes payable	26,934	(5,883)	3,844	(21,051)
Net cash used in operating activities	(217,499)	(975,407)	(539,569)	(610,924)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(130,015,520)
Cash withdrawn from Trust Account for franchise, income tax payments, and working capital needs		505,408	419,894	419,894
Net cash provided by (used in) investing activities	(130,015,520)	505,408	419,894	419,894
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	127,415,209
Proceeds from sale of Private Warrants	3,950,311
Advances from related party	203,958
Repayment of advances from related party	(187,500)
Proceeds from promissory note – related party	100,569	400,000
Repayment of promissory note – related party	(100,230)
Payment of offering costs	(786,728)
Proceeds from issuance of Class 1 common stock				(3,392,993)	$ (3,392,993)
Net cash provided by financing activities	130,595,589	400,000
Initial classification of common stock subject to possible redemption (Restated – see Note 2)	130,015,520
Accretion change in value of common stock subject to possible redemption (Restated – see Note 2)	181,842	146,856	512,502	347,597
Issuance of Representative Shares	910
Offering cost paid directly by stockholder in consideration for the issuance of common stock	25,000
Net Change in Cash	362,570	(69,999)	(119,675)	(191,030)
Cash – Beginning of period		171,540	362,570	362,570
Cash – End of period	362,570	101,541	242,895	171,540	362,570
Supplementary cash flow information:
Cash paid for income taxes		19,953	41,039	47,779
Leafly Holdings, Inc.
Cash Flows from Operating Activities:
Net income (loss)		(6,880,000)	(8,977,000)	(9,964,000)	(31,936,000)
Adjustments:
Depreciation and amortization				312,000	261,000
Depreciation		195,000	240,000
Stock-based compensation expense		729,000	892,000	1,158,000	1,136,000
Bad debt expense		841,000	1,076,000	1,590,000	586,000
Amortization of right of use assets		230,000	248,000
Noncash interest expense associated with convertible debt		710,000	694,000
Other		44,000	75,000
Noncash lease costs				248,000
Loss on write-off of merchandise inventory and other				308,000
Changes in operating assets and liabilities:
Accounts payable and accrued expenses		1,713,000	949,000
Accounts receivable		(674,000)	(1,755,000)	(2,138,000)	(1,122,000)
Other assets		(600,000)	169,000	87,000	(1,242,000)
Accounts payable		(3,000)	(3,138,000)	(3,327,000)	3,650,000
Accrued expenses and other liabilities				2,435,000	(63,000)
Deferred revenue		594,000	(314,000)	(501,000)	(44,000)
Net cash used in operating activities		(3,101,000)	(9,841,000)	(9,792,000)	(28,774,000)
Cash Flows from Investing Activities:
Deposits paid					(458,000)
Proceeds from sale of property and equipment				20,000
Purchase of property and equipment		(38,000)	(3,000)	(5,000)	(761,000)
Proceeds from sale of property and equipment			20,000
Net cash provided by (used in) investing activities		(38,000)	17,000	15,000	(1,219,000)
Cash Flows from Financing Activities:
Proceeds from exercise of stock options		223,000	72,000	97,000	366,000
Proceeds from early exercise of stock options					664,000
Proceeds from convertible promissory notes		31,470,000	4,624,000	4,624,000	6,520,000
Proceeds from issuance of Class 1 common stock					26,000,000
Proceeds from Series A preferred stock, net			3,490,000	3,490,000
Proceeds from related party payables			334,000
Payments on related party payables		(242,000)
Change in related party payables				645,000	1,208,000
Net cash provided by financing activities		31,451,000	8,520,000	8,856,000	34,758,000
Net increase (decrease) in cash, cash equivalents, and restricted cash		28,312,000	(1,304,000)	(921,000)	4,765,000
Cash – Beginning		4,934,000	5,855,000	5,855,000	1,090,000
Cash – End of period	$ 5,855,000	$ 33,246,000	$ 4,551,000	4,934,000	5,855,000
Conversion of promissory notes into Series A preferred stock, net				11,838,000
Issuance of convertible preferred shares in exchange for settlement of Privateer related party payables					6,023,000
Extinguishment of Privateer related party payables					$ 1,456,000